Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (5,175,002)	$ (1,815,843)
Adjustments to reconcile loss income to net cash (used in) provided by operating activities:
Depreciation and amortization	1,360,710	1,395,756
Share-based compensation	286,500	399,470
Change in inventory reserve	688,689
Loss from disposal of property, plant and equipment		176,347
Reversal of allowance for credit losses	(31,553)	(232,600)
Impairment of long-term investment	1,123,200
Deferred tax benefit	(238,652)	(108,490)
Amortization of right-of-use lease assets	488,760	585,466
Changes in operating assets and liabilities:
Accounts receivable-third parties	(3,983)	(824,001)
Accounts receivable-related party	2,910	272,429
Inventories	(208,212)	(121,257)
Due from a related party	(14,995)	(4,959)
Prepayments and other current assets	(30,691)	(61,720)
Advances to supplier-related party		51,537
Accounts payable	(15,678)	999,703
Accounts payable-related party	27,568	13,130
Accrued expenses and other current liabilities	(147,295)	24,691
Contract liabilities	70,460	(39,639)
Operating lease liabilities	214,082	200,827
Taxes payable	(11,568)	26,242
Net cash (used in) provided by operating activities	(1,614,750)	937,089
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,386,993)	(1,050,711)
Proceeds from disposition of property, plant and equipment		787
Net cash used in investing activities	(4,386,993)	(1,049,924)
Cash flows from financing activities:
Proceeds from short-term bank loans	702,000	696,500
Repayment of short-term bank loans	(702,000)	(696,500)
Repayment of long-term bank loans	(464,331)	(316,297)
Proceeds from (repayment of) related party loans	82,716	(451,201)
Net cash used in financing activities	(381,615)	(767,498)
Effect of exchange rate changes on cash and restricted cash	185,352	(18,339)
Net decrease in cash and cash equivalents	(6,198,006)	(898,672)
Cash and cash equivalents, beginning of period	12,831,485	6,956,434
Cash and cash equivalents, end of period	6,633,479	6,057,762
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	71,272	115,430
Non-Cash Investing Activities
Liabilities incurred for purchase of property and equipment		$ 34,909